Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Finance Cost [abstract]
Average principal outstanding during period	$ 2,380,000	$ 0	$ 1,190,000	$ 0
Average effective interest rate during period	5.09%		5.09%
Total interest expense incurred during period	$ 30,309	0	$ 30,309	0
Costs related to undrawn credit facilities	687	1,317	1,991	2,667
Interest expense - lease liabilities	101	110	202	201
Total finance costs	$ 31,097	$ 1,427	$ 32,502	$ 2,868